Fair value measurement - Assets measured at fair value on nonrecurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value
Other real estate	$ 85,077	$ 83,146
ROU assets	141,748	131,921
Nonrecurring
Fair Value
Loans	21,167	74,511	$ 35,363
Loans held-for-sale		2,738
Other real estate	7,727	20,123	18,132
Other foreclosed assets	68	116	1,213
ROU assets		446
Leasehold improvements		126
Long-lived asset held-for-sale	9,007		2,500
Trademark	156
Total assets measured at fair value on a nonrecurring basis	38,125	98,060	57,208
Loans - write-down	(3,721)	(15,290)	(13,533)
Loans held-for-sale - write-down		(1,311)
Other real estate owned - write down	(1,579)	(3,325)	(3,526)
Other foreclosed assets - write down	(33)	(148)	(156)
ROU Assets - write down		(15,920)
Leasehold improvements - write down		(2,084)
Long-lived asset held-for-sale - write down	(5,320)		(2,591)
Trademark - write down	(5,404)
Total assets measured - write down	(16,057)	(38,078)	(19,806)
Nonrecurring | Level 1
Fair Value
Loans	0	0	0
Loans held-for-sale		0
Other real estate	0	0	0
Other foreclosed assets	0	0	0
ROU assets		0
Leasehold improvements		0
Long-lived asset held-for-sale	0		0
Trademark	0
Total assets measured at fair value on a nonrecurring basis	0	0	0
Nonrecurring | Level 2
Fair Value
Loans	0	0	0
Loans held-for-sale		0
Other real estate	0	0	0
Other foreclosed assets	0	0	0
ROU assets		0
Leasehold improvements		0
Long-lived asset held-for-sale	0		0
Trademark	0
Total assets measured at fair value on a nonrecurring basis	0	0	0
Nonrecurring | Level 3
Fair Value
Loans	21,167	74,511	35,363
Loans held-for-sale		2,738
Other real estate	7,727	20,123	18,132
Other foreclosed assets	68	116	1,213
ROU assets		446
Leasehold improvements		126
Long-lived asset held-for-sale	9,007		2,500
Trademark	156
Total assets measured at fair value on a nonrecurring basis	$ 38,125	$ 98,060	$ 57,208